Revenue and Expenses - Other Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing And Discontinued Operations [Line Items]
Own work capitalized	€ 863	€ 867	€ 946
Gain on disposal of companies	3	228	18
Gain on disposal of other assets	176	130	298
Government grants	23	28	33
Other operating income	424	510	716
Total	1,489	1,763	2,011
Telefónica Brazil
Continuing And Discontinued Operations [Line Items]
Other operating income			98
E-Plus
Continuing And Discontinued Operations [Line Items]
Other operating income			104
Telephone towers
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets	€ 7	1	65
Spectrum swap
Continuing And Discontinued Operations [Line Items]
Gain on disposal of other assets			€ 79
Telefónica Media Argentina, S.A. and Atlántida Comunicaciones, S.A.
Continuing And Discontinued Operations [Line Items]
Gain on disposal of companies		€ 199